Non-controlling interests	12 Months Ended
Jun. 30, 2018
Disclosure Of Non controlling Interest [Abstract]
Disclosure of non-controlling interests [text block]
16	Non-controlling interests

Non-controlling interests represent
44
% equity
 interest in Haibo Education and Haibo Logistic, which are held by Nanchang Baishu Education Group (“Nanchang Baishu”), a related party of the Group
.
The following table summarizes the changes in non-controlling interests from
June 30, 2017
through
June 30, 2018
.

	Haibo Education	Haibo Logistic	Total
	RMB	RMB	RMB
Balance at June 30, 2017	—	—	—
Transfer of equity interests to non-controlling interest shareholders (19(a)(x))	2,640	2,200	4,840
Net profit attributed to non-controlling interest shareholders	6,750	1,564	8,314
Balance at June 30, 2018	9,390	3,764	13,154